RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables And Prepaid Expenses [Line Items]
Government authorities	$ 117	$ 46
Prepaid expenses	311	69
Receivables And Prepaid Expenses Current	$ 428	$ 115